Commitments and Contingencies - Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	¥ 65,805
Within 1 year or on demand [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	15,658
More than 1 year but less than 2 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	14,466
More than 2 years but less than 3 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	13,440
More than 3 years but less than 4 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	12,682
More than 4 years but less than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	3,461
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	¥ 6,098